Summary of Significant Accounting Policies (Details) - USD ($)			2 Months Ended	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Aug. 16, 2022	Feb. 15, 2022	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Nov. 14, 2023	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies (Details) [Line Items]
Conversion of shares (in Shares)									6,847,500
Number of warrants to purchase shares (in Shares)			4,094,250						4,094,250
Depreciation depletion and amortization expense			$ 352,127	$ 507,626	$ 426,838	$ 1,506,242	$ 1,285,830	$ 1,497,749		$ 1,613,402
Effective tax rate									100.00%	100.00%
Federal depository insurance coverage			250,000	250,000		250,000			$ 250,000
FDIC limit			342,901	$ 2,404,329		$ 2,404,329			$ 342,901
Percentage of effective tax rate	1.00%			18.00%		21.00%			20.97%
Crude Oil and Natural Gas Properties [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Depreciation depletion and amortization expense								$ 1,497,749
Successor [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Depreciation depletion and amortization expense			$ 352,127
Customer One [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage									96.00%
Customer Two [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage						99.00%			96.00%	93.00%
Customer Two [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage						100.00%	100.00%
IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of warrants to purchase shares issued (in Shares)						6,847,500
Private Placement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of warrants to purchase shares issued (in Shares)		505,000				4,413,000